12 OPTIONS - Outstanding and Exercisable Options (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Exercisable	100,000
Remaining Average Contractual Life (in years)	3 years 6 months 5 days
Exercise Price times number of Shares	$ 200,000
Weighted Average Exercise Price	$ 2
Intrinsic Value	$ 500,000
Expensed amount for options	$ 3,704	$ 0